INITIAL PUBLIC OFFERING (Details) - $ / shares			3 Months Ended
	Feb. 09, 2021	Feb. 08, 2021	Mar. 31, 2021	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Number of units sold			28,750,000
Purchase price, per unit				$ 10.00
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	28,750,000	28,750,000
Purchase price, per unit		$ 10.00
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	0.5
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	3,750,000	3,750,000
Purchase price, per unit	$ 10.00	$ 10.00